Revenue (Tables)	6 Months Ended
Jun. 30, 2018
Notes To Financial Statements [Abstract]
Disaggregation of revenue

	Three months ended June 30, 2018			Three months ended June 30, 2017
	United States	International	Total	United States	International	Total

Devices	$16,893	$73,160	$90,053	$-	$-	$-
Applicators - new and refurbished	2,000	119,138	121,138	-	72,044	72,044
Distribution license	-	170,000	170,000	-	-	-
License fees	6,250	27,507	33,757	6,250	17,300	23,550
Warranty and repair	-	3,418	3,418	-	3,718	3,718
Other	-	25,575	25,575	-	4,661	4,661
Freight billed	-	9,269	9,269	-	7,072	7,072
	$25,143	$428,067	$453,210	$6,250	$104,795	$111,045

	Six months ended June 30, 2018			Six months ended June 30, 2017
	United States	International	Total	United States	International	Total

Devices	$133,340	$106,190	$239,530	$-	$62,210	$62,210
Applicators - new and refurbished	2,000	207,077	209,077	-	144,083	144,083
Distribution license	-	233,334	233,334	-	-	-
License fees	12,500	42,039	54,539	12,500	17,300	29,800
Warranty and repair	-	13,688	13,688	-	6,524	6,524
Other	-	29,027	29,027	-	4,359	4,359
Freight billed	-	18,287	18,287	-	13,638	13,638
	$147,840	$649,642	$797,482	$12,500	$248,114	$260,614